Cash and Cash Equivalents - Schedules of Cash and Cash Equivalents (Details)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 HKD ($)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 2,103,479,913		¥ 2,186,288,246
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents					$ 502,857	Rp 502,857
RMB [Member] | Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	2,036,528,937
RMB [Member] | China | Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	20,890,359		39,016,535
RMB [Member] | China | VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	8,036,781		¥ 19,464,246
RMB Equivalent US [Member] | Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 4,304,762		$ 2,125,034,745
RMB Equivalent US [Member] | China | Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents | $		31,762,509		$ 2,269,863
RMB Equivalent US [Member] | China | VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 582
RMB Equivalent HKD SGD IDR [Member] | Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 1,955,983						$ 502,857